Receivables (Details) - USD ($) $ in Millions	Sep. 01, 2016	Sep. 03, 2015
Receivables [Abstract]
Trade receivables	$ 1,765	$ 2,188
Income and other taxes	119	116
Other	184	203
Receivables	2,068	2,507
Intel | Collaborative Arrangement Process Design and Process Development
Receivables [Abstract]
Other	$ 53	$ 120